Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Parentheticals)	6 Months Ended
Jun. 30, 2023
Smartconn Acquisition [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Parentheticals) [Line Items]
Equity Value	19.99%
Equity Value noncontrolling interest	31.00%
Boxinrui Acquisition [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Parentheticals) [Line Items]
Equity Value	31.50%
Equity Value noncontrolling interest	10.00%